Financial instruments and risk management - Maturities (Details) R in Millions, $ in Millions	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 06, 2024 ZAR (R)	Aug. 16, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Oct. 25, 2019 ZAR (R)
(Loss)/gain on financial instruments
Other payables	R 3,681		R 3,545			R 5,422
Trade and other payables	10,706		10,374			11,678
Total	74,436		75,877			77,524
R6.5 billion RCF
(Loss)/gain on financial instruments
Loan				R 6,500	R 6,500
US$ Convertible bond
(Loss)/gain on financial instruments
Loan | $		$ 500
Keliber loan facilities
(Loss)/gain on financial instruments
Loan	500
R5.5 billion RCF
(Loss)/gain on financial instruments
Loan							R 5,500
Within one year
(Loss)/gain on financial instruments
Trade and other payables	10,706		10,374			11,678
Total	25,844		14,283			28,523
Between one and two years
(Loss)/gain on financial instruments
Trade and other payables	0		0			0
Total	2,276		14,649			1,134
Between two and three years
(Loss)/gain on financial instruments
Trade and other payables	0		0			0
Total	13,960		4,927			13,693
Between three and five years
(Loss)/gain on financial instruments
Trade and other payables	0		0			0
Total	14,842		23,496			1,681
After five years
(Loss)/gain on financial instruments
Trade and other payables	0		0			0
Total	17,514		18,522			32,493
- Capital
(Loss)/gain on financial instruments
Other payables	4,982		6,758			12,757
- Capital | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	2,500		3,000
- Capital | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	8,285		9,380			9,285
- Capital | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	19,884		22,512			22,284
- Capital | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	2,707		146			145
- Capital | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	9,720		5,858
- Capital | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	97		438			40
- Capital | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	2		4			3
- Capital | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings						4,000
- Capital | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings						4
- Capital | Within one year
(Loss)/gain on financial instruments
Other payables	2,205		1,644			2,203
- Capital | Within one year | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	0		0
- Capital | Within one year | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			9,285
- Capital | Within one year | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	11,185		0			0
- Capital | Within one year | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | Within one year | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	0		0
- Capital | Within one year | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	12		331			11
- Capital | Within one year | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	2		4			3
- Capital | Within one year | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings						4,000
- Capital | Within one year | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings						4
- Capital | Between one and two years
(Loss)/gain on financial instruments
Other payables	224		94			188
- Capital | Between one and two years | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	0		0
- Capital | Between one and two years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | Between one and two years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0		12,663			0
- Capital | Between one and two years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | Between one and two years | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	700		0
- Capital | Between one and two years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	12		12			5
- Capital | Between one and two years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | Between one and two years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings						0
- Capital | Between one and two years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings						0
- Capital | Between two and three years
(Loss)/gain on financial instruments
Other payables	111		175			277
- Capital | Between two and three years | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	2,500		3,000
- Capital | Between two and three years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	8,285		0			0
- Capital | Between two and three years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			12,535
- Capital | Between two and three years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | Between two and three years | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	1,868		422
- Capital | Between two and three years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	12		13			5
- Capital | Between two and three years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | Between two and three years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings						0
- Capital | Between two and three years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings						0
- Capital | Between three and five years
(Loss)/gain on financial instruments
Other payables	212		245			477
- Capital | Between three and five years | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	0		0
- Capital | Between three and five years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	0		9,380			0
- Capital | Between three and five years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	8,699		9,849			0
- Capital | Between three and five years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	129		0			145
- Capital | Between three and five years | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	4,167		2,314
- Capital | Between three and five years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	26		28			10
- Capital | Between three and five years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | Between three and five years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings						0
- Capital | Between three and five years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings						0
- Capital | After five years
(Loss)/gain on financial instruments
Other payables	2,230		4,600			9,612
- Capital | After five years | R6.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings	0		0
- Capital | After five years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | After five years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			9,749
- Capital | After five years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings	2,578		146			0
- Capital | After five years | Keliber loan facilities
(Loss)/gain on financial instruments
Non-bank borrowings	2,985		3,122
- Capital | After five years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings	35		54			9
- Capital | After five years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings	0		0			0
- Capital | After five years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings						0
- Capital | After five years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings						0
- Interest
(Loss)/gain on financial instruments
Non-bank borrowings	15,553		17,407			17,328
- Interest | Within one year
(Loss)/gain on financial instruments
Non-bank borrowings	1,734		1,930			1,339
- Interest | Between one and two years
(Loss)/gain on financial instruments
Non-bank borrowings	1,340		1,880			941
- Interest | Between two and three years
(Loss)/gain on financial instruments
Non-bank borrowings	1,184		1,317			876
- Interest | Between three and five years
(Loss)/gain on financial instruments
Non-bank borrowings	1,609		1,680			1,049
- Interest | After five years
(Loss)/gain on financial instruments
Non-bank borrowings	R 9,686		R 10,600			R 13,123